Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of inventories

	2022 $	2021 $
Consumables and reagent	3,662,303	4,404,959
Work in progress	137,106	—
Finished goods	734,663	2,424,267

	4,534,072	6,829,226